Note 12 - Other Assets (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Schedule of Other Assets [Table Text Block]
	December 31
	2014	2013

Deferred charges	$1,338	$1,554
Land use rights	1,151	1,179
Refundable deposits	565	681
Deferred income tax assets - noncurrent	114	95

	$3,168	$3,509